Expense Example {- Fidelity® Small Cap Growth Fund} - 07.31 Fidelity Small Cap Growth Fund AMCIZ PRO-09 - Fidelity® Small Cap Growth Fund	Sep. 29, 2020 USD ($)
Fidelity Small Cap Growth Fund-Class A
Expense Example:
1 year	$ 706
3 years	984
5 years	1,282
10 years	2,127
Fidelity Small Cap Growth Fund-Class M
Expense Example:
1 year	510
3 years	846
5 years	1,205
10 years	2,215
Fidelity Small Cap Growth Fund-Class C
Expense Example:
1 year	317
3 years	670
5 years	1,149
10 years	2,472
Fidelity Small Cap Growth Fund - Class I
Expense Example:
1 year	113
3 years	353
5 years	612
10 years	1,352
Fidelity Small Cap Growth Fund-Class Z
Expense Example:
1 year	99
3 years	309
5 years	536
10 years	$ 1,190